UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund
(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Michael D. Granoff
Pomona Management LLC
780 Third Avenue, 46th Floor
New York, NY 10017
(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Financial Statements

For the Period May 7, 2015 (Commencement of Operations)
to March 31, 2016

Pomona Investment Fund

Table of Contents
For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Shareholders' Capital	3
Statement of Operations	4
Statement of Changes in Shareholders' Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-15
Other Information (unaudited)	16
Fund Management (unaudited)	17-19

Pomona Investment Fund

Report of Independent Registered Public Accounting Firm
March 31, 2016

The Board of Trustees and Shareholders
Pomona Investment Fund:

We have audited the accompanying statement of assets and liabilities of Pomona Investment Fund (the Company), including the schedule of investments, as of March 31, 2016, and the related statements of operations, changes in shareholders’ capital and cash flows for the period from May 7, 2015 (commencement of operations) through March 31, 2016, and the financial highlights for the period from May 7, 2015 (commencement of operations) through March 31, 2016. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with underlying fund managers or by other appropriate auditing procedures where replies from underlying fund managers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pomona Investment Fund as of March 31, 2016, the results of its operations, its cash flows and changes in its shareholders’ capital for the period from May 7, 2015 (commencement of operations) through March 31, 2016, and the financial highlights for the period from May 7, 2015 (commencement of operations) through March 31, 2016, in conformity with U.S. generally accepted accounting principles.

May 31, 2016

Pomona Investment Fund

Schedule of Investments
March 31, 2016

Investment Funds (68.45%) Secondary Investments [a] (68.45%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B Limited Partnership [c]	North America	$2,277,615
Audax Mezzanine Fund II, L.P.	North America	169,286
Audax Private Equity Fund III, L.P. [c,d,g]	North America	3,683,616
Bain Capital Asia Fund, L.P.[c]	North America	1,072,853
Bain Capital Fund VIII, L.P.[c]	North America	825,177
Bain Capital Fund X, L.P.[e,g]	North America	5,886,950
Clayton, Dubilier & Rice Fund VII, L.P. [c]	North America	1,424,154
Clyde Blowers Capital Fund III LP [c]	Europe	1,778,208
DCM IV, L.P. [c]	North America	189,096
DCM V, L.P. [c]	North America	1,129,376
DCM VI, L.P. [c]	North America	1,679,538
GSO Capital Opportunities Overseas Fund L.P.	North America	647,101
Insight Venture Partners Coinvestment Fund II, L.P.	North America	774,546
Insight Venture Partners Coinvestment Fund III, L.P. [c]	North America	546,135
Insight Venture Partners V Coinvestment Fund, L.P. [c]	North America	85,398
Insight Venture Partners V, L.P.	North America	768,437
Insight Venture Partners VI, L.P.	North America	1,929,835
Insight Venture Partners VII, L.P. [f,g]	North America	2,787,921
Insight Venture Partners VIII, L.P. [c,f,g]	North America	3,321,632
Littlejohn Fund IV, L.P. [c]	North America	2,654,271
Madison International Real Estate Liquidity Fund V	North America	94,559
Oaktree Private Investment Fund 2010, L.P. [c]	North America	150,564
Perry Partners International, Inc. [c]	North America	238,280
Sankaty Credit Opportunities V-E, L.P. [c]	North America	1,002,423
TCW/Crescent Mezzanine Partners VB, L.P.	North America	1,215,841
TPG Opportunities Partners III (B), L.P. [c]	North America	28,166
Wellspring Capital Partners IV, L.P.	North America	837,069
Total Secondary Investments (68.45%)		37,198,047
Total Investments in Investment Funds (Cost $36,572,721) (68.45%)		$37,198,047

Short-Term Investment (33.66%) Money Market Fund	Fair Value
Fidelity Institutional Money Market Portfolio - Class I, 0.01% [h]	$18,288,440
Total Money Market Fund (33.66%)	$18,288,440

Total Short-Term Investment (Cost $18,288,440) (33.66%)	$18,288,440

Total Investments (Cost $54,861,161) (102.11%)	$55,486,487

Liabilities in Excess of Other Assets (-2.11%)	(1,146,427)

Shareholders' Capital (100.00%)	$54,340,060

[a]

Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of March 31, 2016 was $36,572,721 and $37,198,047, respectively.

[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.

[c]	Non-income producing.

[d]	This Investment Fund invests in middle market companies through control/buyout investments alongside management teams.

[e]	This Investment Fund focuses on buyouts, growth capital investments and restructurings.

[f]	These Investment Funds invest in growth-stage companies, including control/buyout investments in more mature companies and minority deals in less mature companies.

[g]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[h]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Assets, Liabilities and Shareholders’ Capital
March 31, 2016

Assets
Investments in Investment Funds, at fair value (cost $36,572,721)	$37,198,047
Short-term investments, at fair value (cost $18,288,440)	18,288,440
Deferred offering costs	92,015
Investments in Investment Funds paid in advance	5,000
Expense waiver receivable	1,837,472
Interest receivable	5,424
Other assets	164,200
Total Assets	57,590,598

Liabilities
Payable to Adviser	1,988,572
Management fee payable	781,113
Administration fee payable	118,418
Distribution and servicing fee payable	74,722
Professional fees payable	158,028
Trustees fees payable	7,800
Other accrued expenses	121,885
Total Liabilities	3,250,538

Commitments and contingencies (see Note 9)	—

Shareholders' Capital (5,327,631 Class A Shares outstanding)	$54,340,060

Shareholders' Capital
Paid-in Capital	$52,548,625
Accumulated net investment loss	(349,042)
Accumulated net realized gain on investments in Investment Funds	1,881,520
Distributions from capital gains	(366,369)
Accumulated net unrealized appreciation on investments in Investment Funds and foreign currency translation	625,326

Total Shareholders' Capital	$54,340,060

Net asset value per Share	$10.20

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Operations
For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016

Income
Dividend income	$182,564
Interest income	135,660
Other income	34,118
Total Income	352,342

Expenses
Management fee	781,113
Offering costs	587,213
Professional fees	357,962
Distribution and servicing fee	260,110
Insurance fee	155,115
Administration fee	118,418
Chief Compliance Officer fees and expenses	83,190
Trustees fees and expenses	70,588
Other expenses	135,711
Total Expenses	2,549,420

Less: Waivers and/or expense reimbursements	(1,089,292)

Net Expenses	1,460,128

Net Investment Loss	(1,107,786)

Net Realized Gain and Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation
Net realized gain from investments in Investment Funds	1,881,520

Net unrealized appreciation on investments in Investment Funds	726,037
Net unrealized depreciation on foreign currency translation	(100,711)

Total net unrealized appreciation on investments in Investment Funds and foreign currency translation	625,326

Net Realized Gain and Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation	2,506,846

Net increase in Shareholders’ Capital from operations	$1,399,060

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Changes in Shareholders’ Capital
For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016

Operations
Net investment loss	$(1,107,786)
Net realized gain from investments in Investment Funds	1,881,520
Net unrealized appreciation on investments in Investment Funds and foreign currency translation	625,326
Net increase in Shareholders' Capital from operations	1,399,060

Distributions to Shareholders
Distributions from capital gains	(366,369)
Decrease in Shareholders' Capital from distributions to Shareholders	(366,369)

Shareholders' Capital Transactions
Proceeds from sale of Shares	52,841,000
Reinvestment of distributions	366,369
Increase in Shareholders' Capital from capital transactions	53,207,369

Shareholders' Capital
Beginning of period	100,000
End of period	$54,340,060

Shares outstanding at May 7, 2015	10,000
Shares sold	5,280,943
Shares reinvested	36,688
Shares outstanding at March 31, 2016	5,327,631

Accumulated net investment loss	$(349,042)

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Cash Flows
For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016

Cash flows from operating activities
Net increase in Shareholders' Capital from operations	$1,399,060
Adjustments to reconcile net increase in Shareholders' Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(38,503,906)
Capital distributions received from Investment Funds	3,812,705
Net realized gain from investments in Investment Funds	(1,881,520)
Net unrealized appreciation on investments in Investment Funds and foreign currency translation	(625,326)
Net purchases of short-term investments	(18,288,440)
Changes in operating assets and liabilities:
Decrease in deferred offering costs	513,037
Increase in investments in Investment Funds paid in advance	(5,000)
Increase in expense waiver receivable	(1,089,292)
Increase in interest receivable	(5,424)
Increase in other assets	(123,964)
Increase in payable to Adviser	625,756
Increase in management fee payable	781,113
Increase in administration fee payable	118,418
Increase in distribution and servicing fees payable	74,722
Increase in professional fees payable	158,028
Increase in trustees fees payable	7,800
Increase in other accrued expenses	91,233
Net cash used in operating activities	(52,941,000)

Cash flows from financing activities
Proceeds from sale of Shares	52,841,000
Net cash provided by financing activities	52,841,000

Net change in cash	(100,000)

Cash at beginning of period	100,000

Cash at End of Period	$—

Supplemental disclosure of reinvested distributions	$366,369

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Net asset value per Share, beginning of period (1)	$10.00
Net increase in Shareholders' Capital from operations:
Net investment loss*	(0.21)
Net realized and unrealized appreciation on investments	0.48
Net increase in Shareholders' Capital from operations:	0.27
Distributions from net investment income	—
Distributions from capital gains	(0.07)
Total distributions	(0.07)

Net asset value per Share, end of period	$10.20

Total Return (2) (3)	2.70%

Ratios/Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$54,340
Ratio of net investment loss to average Shareholders' Capital (4)	(2.35)%
Ratio of gross expenses to average Shareholders' Capital (4) (5)	5.40%
Ratio of expense waiver to average Shareholders' Capital (4) (6)	(2.31)%
Ratio of net expenses to average Shareholders' Capital (4) (6) (7)	3.09%
Portfolio Turnover (3)	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total of commencement to date income and expense divided by end of period Shares.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning on the Initial Closing Date and ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations (which is not, however, calculated based on average net assets) the net expense ratio would be 2.95% if the fund had a full year of operations.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016

1. Organization

Pomona Investment Fund (formerly known as Pomona Private Equity Fund, the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments. It is anticipated that the Fund’s private equity investments will predominantly consist of secondary and primary investments in private equity funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions. Primary investments refer to investments in newly established private equity funds, typically sponsored by Investment Managers with an established investment track record. For the period from August 12, 2014 (inception) to May 6, 2015, the Fund had no operations, except for matters relating to the Fund’s organization, the registration of the shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended, and the private placement of 10,000 Class A Shares to the Adviser on January 22, 2015 for a total of $100,000, which represents the Adviser’s seed investment.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

The Fund currently offers a single class of shares designated as “Class A Shares”. Shares are offered on a continuous basis quarterly at the net asset value per share, plus any applicable sales load.

2. Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the financial statements.

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

In general, investments are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices and therefore will be valued at “fair value”. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair value of the Fund’s investments in Investment Funds is determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Investment Fund. Ordinarily, the fair value of an Investment Fund is based on the net asset value (“NAV”) of that Investment Fund reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of an Investment Fund does not represent the fair value or if the investment manager of an Investment Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuations and the relevant valuation date.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

2. Summary of Significant Accounting Policies (continued)

NAV Determination

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange on the last business day of each quarter and at such other times as the Board determines (each, a “Valuation Date”). In determining its NAV, the Fund values its investments as of the relevant Valuation Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date.

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

The Fund uses the NAV of each Investment Fund as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

3. Fair Value Disclosures (continued)

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all. Therefore, the Fund’s private equity investments are classified as Level 3 assets.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. This update is effective for fiscal years beginning after December 15, 2015, and early adoption is permitted. Management is evaluating the impact of the adoption of ASU 2015-07 on the Fund’s financial statements and disclosures.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$37,198,047	$37,198,047
Short-Term Investment	18,288,440	—	—	18,288,440
Total	$18,288,440	$—	$37,198,047	$55,486,487

The following is a reconciliation of those investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of May 7, 2015*	Realized gain/(loss)	Net unrealized appreciation/ (depreciation)**	Gross purchases	Capital Distributions Received from Investment Funds	Gross sales	Net transfers in or out of Level 3	Balance as of March 31, 2016
Investment Funds	$—	$1,881,520	$625,326	$38,503,906	$(3,812,705)	$—	$—	$37,198,047
Total	$—	$1,881,520	$625,326	$38,503,906	$(3,812,705)	$—	$—	$37,198,047

*	Commencement of operations

**	Net unrealized appreciation/depreciation reflected in the accompanying Statement of Operations

The amount of the net unrealized appreciation for the period ended March 31, 2016 relating to investments in Level 3 assets still held at March 31, 2016 is $625,326.

During the period ended March 31, 2016, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

4. Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Investment Fund to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each quarter (including any assets in respect of Shares that are repurchased as of the end of the quarter) and is payable quarterly in arrears. For the period May 7, 2015 (Commencement of Operations) to March 31, 2016, the Fund incurred $781,113 of Management Fees.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value (the “Administration Fee”). For the period May 7, 2015 (Commencement of Operations) to March 31, 2016, the Fund incurred $118,418 of Administration Fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund for a one-year term beginning on the initial closing date and ending on the one-year anniversary thereof (the “Limitation Period”), which has been subsequently extended through August 1, 2017, to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Investment Funds and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser, up to the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the period May 7, 2015 (Commencement of Operations) to March 31, 2016, the Adviser waived fees in the amount of $1,089,292, which are subject for recoupment through quarters ending June 2018 through March 2019, as outlined below:

Quarter of Expiration:
June 2018	$188,962
September 2018	$268,215
December 2018	$336,455
March 2019	$295,660

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor will directly distribute Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund will pay the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s quarter-end net asset value, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the period May 7, 2015 (Commencement of Operations) to March 31, 2016, the Fund incurred $260,110 of Distribution and Servicing Fees.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund and charges fees for these services based on the average net assets of the Fund, subject to minimum amounts, to the Fund. UMBFS also provides certain record keeping and investor related services and charges fees for those services primarily based on the number of investor accounts, subject to minimum amounts, that are paid to the Fund. UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges a fixed fee based on the Fund’s average net assets to the Fund.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) receives an annual retainer of $10,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the period May 7, 2015 (Commencement of Operations) to March 31, 2016, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $83,190.

Prior to the Commencement of Operations, the Fund incurred organizational costs which were paid and/or reimbursed by the Adviser. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation and Reimbursement Agreement. Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Organizational expenses incurred subsequent to commencement of operations are expensed by the Fund as incurred.

The Fund incurred $74,172 of offering costs during the period from May 7, 2015 through March 31, 2016. These offering costs, which have also been paid and/or reimbursed by the Adviser, will be subject to recoupment under the Expense Limitation and Reimbursement Agreement. These costs are treated as deferred charges and are amortized over the subsequent 12 month period using the straight line method.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at March 31, 2016 is $51,509,586.

5. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current net asset value per Share (determined as of the close of business on the last business day of the immediately preceding quarter). It is expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that the Fund first offer to repurchase Shares from Shareholders in the Fund’s third year of operations. It is also expected that the Adviser will normally recommend to the Board, subject to the Board’s discretion, that the Fund conduct repurchases thereafter on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is not more than 5% of the Fund’s net asset value. There can be no assurance that the Board will accept the Adviser’s recommendation.

6. Federal and Other Taxes

For the year ended March 31, 2016, it is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended ( the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end. The Fund intends to elect to be a RIC with the initial filing of its federal income tax return.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

6. Federal and Other Taxes (continued)

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of March 31, 2016 for federal income tax purposes or in Delaware, the Fund’s major state tax jurisdiction.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

For the tax year ended October 31, 2015, permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes and net operating losses. These reclassifications have no effect on total shareholders’ capital or net asset value per share. For the tax year ended October 31, 2015, the following amounts were reclassified:

Paid-in Capital	$(758,744)
Accumulated net investment loss	758,744
Accumulated net realized gain on investments in Investment Funds	—

At March 31, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$2,357,175
Gross unrealized depreciation	(1,213,874)
Net unrealized appreciation	$1,143,301
Cost of investments	$54,343,186

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(877)
Unrealized appreciation	978,713
Other differences	—
Distributable net earnings	$977,836

As of March 31, 2016 the Fund had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short Term	Long Term
Non-Expiring	$877	$—

There were no distributions for the tax year ended October 31, 2015.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

7. Investment Transactions

Total purchases of investments in Investment Funds for the period ended March 31, 2016 amounted to $38,503,906. Total distribution proceeds from sale, redemption, or other disposition of investments in Investment Funds for the period ended March 31, 2016 amounted to $3,812,705.

8. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Commitments

As of March 31, 2016, the Fund had outstanding investment commitments to Investment Funds totaling approximately $5,696,471. Including such outstanding commitments, the Fund has invested and committed approximately 79% of Shareholders’ Capital as of March 31, 2016.

10. Activities Prior to Commencement of Operations

The Fund prepared its “seed money” financial statements for the period from August 12, 2014 (inception) to January 22, 2015. During the period from January 23, 2015 through May 6, 2015, the Fund engaged in various activities in preparation for the public offering of Shares and incurred further costs in relation with the offering, including legal expenses and printing costs.

The Statement of Assets, Liabilities and Shareholders’ Capital of the Fund immediately prior to the commencement of operations was:

Cash	$100,000
Expense waiver receivable	$748,180
Other assets	$40,236
Deferred offering costs	$605,052
Payable to Adviser	$(1,362,816)
Other accrued expenses	$(30,652)
Net Assets	$100,000

11. Exemptive Relief and Multiple Share Class Registration

On January 13, 2015, the Fund submitted an exemptive application to the Securities and Exchange Commission (the “SEC”) to permit the Fund to offer multiple classes of shares (the “Exemptive Application”). The SEC declared the Exemptive Application effective and granted the Fund an exemptive order on October 8, 2015.

The Board approved the filing of a related amended registration statement on November 19, 2015, which was filed with the SEC on December 7, 2015, to allow the Fund to offer multiple share classes.

Pomona Investment Fund

Notes to Financial Statements
March 31, 2016 (continued)

12. Subsequent Events

Effective April 1, 2016, there were capital contributions to the Fund in the amount of $367,000.

The Board approved the filing of a related amended registration statement on May 24, 2016, which was filed with the SEC on May 25, 2016, to allow the Fund to offer multiple share classes.

The Fund has evaluated subsequent events through the date the financial statements were issued, and has determined that, other than the events noted above, there were no subsequent events that require disclosure in the financial statements.

Pomona Investment Fund

Other Information
March 31, 2016 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pomona Investment Fund

Fund Management
March 31, 2016 (unaudited)

Independent Trustees

The Independent Trustees of the Fund, their ages, addresses, positions held, lengths of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes any open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships/ Directorships Held Outside the Fund Complex**
Independent Trustees
Anthony Bowe (59) 780 Third Avenue 46th Floor New York, NY 10017	Trustee	January 2015 – Present	Co-Head of The Credit Suisse Private Fund Group (1998 – 2014).	1	None
Richard D’Amore (62) 780 Third Avenue 46th Floor New York, NY 10017	Trustee	January 2015 – Present	Co-Founder and General Partner of North Bridge Venture Partners (1999 – present).	1	Director, Veeco Instruments, Inc.
Edwin A. Goodman (76) 780 Third Avenue 46th Floor New York, NY 10017	Trustee	January 2015 – Present	Co-Founder and General Partner of Milestone Venture Partners (1999 – present).	1	None

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Pomona Investment Fund

Fund Management
March 31, 2016 (unaudited) (continued)

Interested Trustees

The Interested Trustees of the Fund, their ages, addresses, positions held, length of time served, principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Interested Trustee (as of December 7, 2015) and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships/ Directorships Held Outside the Fund Complex**
Interested Trustees
Michael D. Granoff (57) 780 Third Avenue 46th Floor New York, NY 10017	Trustee, President and Principal Executive Officer	August 2014 – Present	Chief Executive Officer of Pomona Management LLC (1994 – present).	1	None
Michael J. Roland (58) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Trustee	January 2015 – Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (April 2012 – Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 – December 2013), Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 – April 2012) and, Chief Compliance Officer, Voya Family of Funds (March 2011 – February 2012).	1	None

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Pomona Investment Fund

Fund Management
March 31, 2016 (unaudited) (continued)

Officers

The executive officers of the Fund, their ages, addresses, positions held, lengths of time served and principal business occupations during the past five years are shown below.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Officers
Michael D. Granoff (57) 780 Third Avenue 46th Floor New York, NY 10017	President and Principal Executive Officer	August 2014 – Present	Chief Executive Officer of Pomona Management LLC (1994 – present).
Joel Kress (43) 780 Third Avenue 46th Floor New York, NY 10017	Treasurer and Principal Financial Officer	May 2015 – Present	Chief Operating Officer, Pomona Investment Fund (April 2015 – Present); Managing Member, Z to A Ventures, LLC (2013 – March 2015); Partner and Senior Managing Director, ICON Investments (2005 – 2012).
Frances Janis (57) 780 Third Avenue 46th Floor New York, NY 10017	Secretary	August 2014 – Present	Senior Partner, Pomona Management LLC (1994 – present).
Ryan Levitt (34) 780 Third Avenue 46th Floor New York, NY 10017	Vice President	August 2014 – Present	Partner, Pomona Management LLC(March 2016 – Present); Principal, Pomona Management LLC (March 2014 – February 2016); Vice President, Pomona Management LLC (2010 – March 2014).

*	Each officer serves an indefinite term, until his or her successor is elected.

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Richard D’Amore is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. D’Amore is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the period from May 7, 2015 (commencement of operations) through March 31, 2016 were $96,000.

Audit-Related Fees

(b) The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the period from May 7, 2015 (commencement of operations) through March 31, 2016. The fees listed in Item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed since inception for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $30,000 for the period from May 7, 2015 (commencement of operations) through March 31, 2016. The tax fees are estimated as of the date of the filing and are subject to change based on the number of states the registrant is required to file state tax forms in.

All Other Fees

(d) The aggregate fee billed since inception for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the period from May 7, 2015 (commencement of operations) through March 31, 2016.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant since inception for the registrant was $0 for 2016.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures Summary

Investments in the Investment Funds do not typically convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment is substantially less than that encountered in connection with registered equity securities. However, Pomona Investment Fund (the “Fund”) may occasionally receive notices or proposals from its Investment Funds seeking the consent of or voting by holders (“proxies”). The Fund has delegated any voting of proxies in respect of portfolio holdings to Pomona Management LLC (the “Adviser”) to vote the proxies in accordance with the Adviser’s proxy voting guidelines and procedures. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund.

The Adviser will generally vote to support management recommendations relating to routine matters, such as the election of board members (where no corporate governance issues are implicated) or the selection of independent auditors. The Adviser will generally vote in favor of management or investor proposals that the Adviser believes will maintain or strengthen the shared interests of investors and management, increase value for investors and maintain or increase the rights of investors. On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations and investor rights plans, so long as it believes such proposals are in the best economic interests of the Fund. In exercising its voting discretion, the Adviser will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser, the Adviser will make written disclosure of the conflict to the Independent Trustees indicating how the Adviser proposes to vote on the matter and its reasons for doing so.

The Fund intends to hold its interests in the Investment Funds in non-voting form. Where only voting securities are available for purchase by the Fund, in all, or substantially all, instances, the Fund will seek to create by contract the same result as owning a non-voting security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

 The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of March 31, 2016:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Frances Janis	Senior Partner	Since Inception	Senior Partner, Pomona Management LLC
Ryan Levitt	Partner	Since Inception	Partner, Pomona Management LLC (March 2016-Present); Principal, Pomona Management LLC (March 2014-March 2016); Vice President, Pomona Management LLC (March 2010-March 2014)

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Ms. Janis and Mr. Levitt as of March 31, 2016:

	Number of Accounts*	Total Assets in Accounts* ($ Million)
Registered Investment Companies	-	$-
Other Pooled Investment Vehicles	32	4,198
Other Accounts	3	211

*   as of December 31, 2015, the most recent available financial information

Conflicts of Interest

The Adviser may, from time to time, be presented with investment opportunities that fall within the investment objective of the Fund and other investment funds and/or accounts managed by the Adviser, and in such circumstances the Adviser will allocate such opportunities among the Fund and such other funds and/or accounts under procedures intended to result in allocations that are fair and equitable taking into account the sourcing of the transaction, the nature of the investment focus of each fund, including the Fund, and/or account, the relative amounts of capital available for investment, and other considerations deemed relevant by the Adviser in good faith. Where there is an insufficient amount of an investment opportunity to satisfy the Fund and other investment funds and/or accounts managed by the Adviser, the allocation policy provides that allocations between the Fund and other investment funds and/or accounts will generally be made pro rata based on the amount that each such party would have invested if sufficient amounts of an investment opportunity were available. The Adviser’s allocation policy provides that in circumstances where pro rata allocation is not practicable or possible, investment opportunities will be allocated on a random or rotational basis that is fair and equitable over time. In addition, the Adviser’s Investment Committee will review allocations. Not all other investment funds and/or accounts managed by Adviser have the same fees and certain other investment funds and/or accounts managed by the Adviser may have a higher management fee than the Fund or a performance-based fee. If the fee structure of another investment fund and/or account is more advantageous to the Adviser than the fee structure of the Fund, the Adviser could have an incentive to favor the other fund and/or account over the Fund.

(a)(3) Compensation of the Portfolio Management Team Portfolio Manager Compensation Structure

The compensation of each portfolio manager is typically comprised of a fixed annual salary and a discretionary annual bonus determined by the Adviser. In addition, each portfolio manager may be eligible to receive a share of any fees or carried interest earned by the Adviser in any given year. Such amounts are payable by the Adviser and not by the Fund.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2016:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Frances Janis	None
Ryan Levitt	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	May 27, 2016

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	May 27, 2016

* Print the name and title of each signing officer under his or her signature.